LONG-TERM PAYABLES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Sale Leaseback Transactions [Table Text Block]
	As of December 31,
	2015	2016
	RMB	RMB

Carrying amount of the equipment sold	-	173,699,493
Cash consideration	-	159,980,000
Loss recognized	-	13,719,493

Schedule of Capital Leased Assets [Table Text Block]
	As of December 31,
	2015	2016
	RMB	RMB

Equipment	-	159,980,000
Less: accumulated depreciation	-	(11,440,625)
Net Value	-	148,539,375

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year ending December 31,	RMB
Year ended December 31,
2017	61,379,772
2018	39,341,865
2019	5,033,868
Total minimum lease payments	105,755,505
Less: Amount representing interest	(2,186,207)
Present value of net minimum lease payments	103,569,298
Current portion	59,553,667
Non-current portion	44,015,631